INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments In And Advance To Affiliates, Subsidiaries, Associates And Joint Ventures [Roll Forward]
Carrying value, beginning balance	$ 124,234
Carrying value, ending balance	131,704	$ 124,234
Other Unconsolidated affiliates
Investments In And Advance To Affiliates, Subsidiaries, Associates And Joint Ventures [Roll Forward]
Carrying value, beginning balance	124,234	128,407
Share of income after tax	14,721	7,270
Additions	532	3,450
Subsidiary becoming equity method investment	(84)	(712)
Disposals	(1,046)	(1,087)
Dividends received from investments	(9,388)	(9,391)
Foreign exchange impact and other	2,735	5,127
Carrying value, ending balance	$ 131,704	$ 124,234